SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Contract Liabilities
Balance at beginning of the year/period	$ 4,493	$ 5,815	$ 6,660
Decrease in contract liabilities as a result of recognizing revenue during the year/period that was included in the contract liabilities at the beginning of the year/period	(1,464)	(1,895)	(6,621)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year/period in respect of machines still under production	5,264	6,812	5,776
Balance at end of the year/period	$ 8,293	$ 10,732	$ 5,815